BORROWINGS, Interest Rate and Repayment Term (Details) - Unsecured Loans [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments [Abstract]
Interest rate (%) per annum	0.00%
Minimum [Member]
Debt Instruments [Abstract]
Interest rate (%) per annum		8.00%
Repayment date		Oct. 31, 2020
Maximum [Member]
Debt Instruments [Abstract]
Interest rate (%) per annum		12.69%
Repayment date		Aug. 31, 2021